Derivative Financial Instruments and Hedge Accounting - Summary Of Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		₩ 10,320,120	₩ 11,142,365
Assets		84,592	130,276
Liabilities		181,894	104,569
Changes in fair value		(192,297)	(58,896)
Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		9,751,593	7,361,450
Assets		691,304	249,670
Liabilities		187,596	134,251
Changes in fair value		343,079	8,831
Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,093,031	1,467,149
Assets		0	0
Liabilities		2,081,464	1,441,124
Changes in fair value		(253,679)	(19,590)
Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		605,459,204	684,127,797
Assets		10,954,871	5,777,682
Liabilities		11,409,695	5,966,512
Forwards | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,705,449	750,396
Assets		179,580	105,124
Liabilities		8	7,856
Changes in fair value		75,162	57,623
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		18,253,487	14,872,481
Assets		577,037	488,542
Liabilities		736,622	465,983
Futures | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		720,000
Assets		0
Liabilities		0
Changes in fair value		1,787
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	6,388,783	5,398,495
Assets	[1]	1,178	6,226
Liabilities	[1]	5,407	4,576
Swaps | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		7,648,200	9,654,617
Assets		84,530	111,360
Liabilities		62,666	75,776
Changes in fair value		(3,658)	(15,927)
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,988,310	3,115,818
Assets		48,738	59,376
Liabilities		5,760	3,547
Changes in fair value		(10,122)	(40,188)
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		334,595,285	416,613,927
Assets		405,611	556,985
Liabilities		552,316	574,865
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		7,108,100	9,384,000
Assets		152,220	203,718
Liabilities		146,648	208,277
Interest rate | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		8,368,200
Assets		84,530
Liabilities		62,666
Changes in fair value		(1,871)
Interest rate | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		366,345,655	446,268,903
Assets		1,136,046	1,255,471
Liabilities		1,440,993	1,253,701
Forwards | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,951,920	1,487,748
Assets		62	18,916
Liabilities		119,228	28,793
Changes in fair value		(190,426)	(42,969)
Forwards | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		15,876	31,332
Assets		0	0
Liabilities		4,309	5,307
Changes in fair value		998	6,923
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		136,815,645	136,805,906
Assets		5,848,876	1,316,968
Liabilities		3,326,427	1,273,558
Debentures in foreign currencies | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,077,155	1,435,817
Assets		0	0
Liabilities		2,077,155	1,435,817
Changes in fair value		(254,677)	(26,513)
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	723,795	576,730
Assets	[1]	1,694	696
Liabilities	[1]	234	989
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		5,057,834	3,495,236
Assets		462,986	85,170
Liabilities		181,828	122,848
Changes in fair value		278,039	(8,604)
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		82,498,194	84,027,181
Assets		3,587,141	2,731,314
Liabilities		5,960,622	2,426,152
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,999,773	1,238,475
Assets		23,808	7,668
Liabilities		25,374	4,713
Currency | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		222,037,407	222,648,292
Assets		9,461,519	4,056,646
Liabilities		9,312,657	3,705,412
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	2,151,606	1,352,920
Assets	[1]	3,260	11,179
Liabilities	[1]	7,963	13,232
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		4,963,174	5,165,523
Assets		278,278	330,132
Liabilities		156,825	493,475
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,641,003	4,880,805
Assets		15,331	80,576
Liabilities		171,368	240,274
Stock and index | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		9,755,783	11,399,248
Assets		296,869	421,887
Liabilities		336,156	746,981
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		4,797,110	2,864,357
Assets		37,123	17,799
Liabilities		27,397	8,695
Credit | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		4,797,110	2,864,357
Assets		37,123	17,799
Liabilities		27,397	8,695
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	42,764	26,037
Assets	[1]	1,191	1,305
Liabilities	[1]	1,012	106
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,297,183	31,635
Assets		12,390	4,348
Liabilities		11,781	4,352
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		292,290	100,484
Assets		3,018	1,091
Liabilities		3,130	1,147
Commodity | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,632,237	158,156
Assets		16,599	6,744
Liabilities		15,923	5,605
Others | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		891,012	788,841
Assets		6,715	19,135
Liabilities		₩ 276,569	₩ 246,118

[1]	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.